Common and preferred shares and other equity instruments - Schedule of Capital, Leverage and TLAC Ratios (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of Basel III captial disclosure [line items]
CET1 capital	$ 44,516	$ 40,327
Tier 1 capital	49,481	45,270
Total capital	56,809	52,119
Total RWA	$ 333,502	$ 326,120
CET1 ratio	13.30%	12.40%
Tier 1 capital ratio	14.80%	13.90%
Total capital ratio	17.00%	16.00%
Leverage ratio exposure	$ 1,155,432	$ 1,079,103
Leverage ratio	4.30%	4.20%
TLAC available	$ 101,062	$ 100,176
TLAC ratio	30.30%	30.70%
TLAC leverage ratio	8.70%	9.30%